Notes to the Profit or Loss Statement - Income Tax Expenses and Income - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 16, 2018
Major Components Of Tax Expense Income [line items]
Corporate tax rate	(15.00%)
Solidarity surcharge	(5.50%)
Effective trade tax rate	(10.85%)
Federal corporate income tax rate	21.00%
State income tax rate	4.11%
Income tax rate	26.675%	26.675%	26.675%
Changes in investments in subsidiaries	€ 0
Deferred tax liabilities		€ 600
Deferred tax assets	€ 3,200
Percentage Of Income Taxable	25.11%
Combined effective tax rate	26.68%
Current tax expense	€ 67,073	1	€ (1)
Deferred tax income from temporary differences	(142,472)	(3,507)	(4,304)
Current income tax benefit recognised in income statement	67,073	€ 1	€ (1)
Convertible bonds [member]
Major Components Of Tax Expense Income [line items]
Current tax expense	1,300
Income tax expense benefit recognised in equity statement	12,800
Current income tax benefit recognised in income statement	1,300
Lanthio group [member]
Major Components Of Tax Expense Income [line items]
Direct Investment, percentage				100.00%
Lanthiopep BV [member]
Major Components Of Tax Expense Income [line items]
Direct Investment, percentage				100.00%
Business combinations [member]
Major Components Of Tax Expense Income [line items]
Tax Benefits	75,400
Current tax expense	67,100
Deferred tax expense from temporary differences	10,600
Deferred tax income from temporary differences	153,100
Current income tax benefit recognised in income statement	€ 67,100